Earnings Per Share	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Earnings Per Share

34	Earnings Per Share

For the year ended October 31 ($ millions)	2024 (1)	2023 (1)
Basic earnings per common share
Net income attributable to common shareholders	$7,286	$6,919
Weighted average number of common shares outstanding (millions)	1,226	1,197
Basic earnings per common share (2) (in dollars)	$5.94	$5.78
Diluted earnings per common share
Net income attributable to common shareholders	$7,286	$6,919
Dilutive impact of share-based payment options and others (3)	(49)	(36)
Net income attributable to common shareholders (diluted)	$7,237	$6,883
Weighted average number of common shares outstanding (millions)	1,226	1,197
Dilutive impact of share-based payment options and others (3) (millions)	6	7
Weighted average number of diluted common shares outstanding (millions)	1,232	1,204
Diluted earnings per common share (2) (in dollars)	$5.87	$5.72

(1)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
(2)	Earnings per share calculations are based on full dollar and share amounts.
(3)
Certain options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.